MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Defined contribution plan expenses	$ 13.5	$ 19.3	$ 16.4
Aggregate balance of statutory common reserves	172.3	$ 172.3
Restrictions of statutory reserves	$ 3,232.8